Interest Income, Net - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and Other Income [Abstract]
Interest income, net	$ 18,816,000	$ 9,636,000	$ 8,353,000
Interest expense net	20,100	0	0
Interest expense capitalized	$ 14,800	$ 0	$ 0